Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	2,360,974,835	2,336,704,062	2,309,042,936
Effect of potential equity shares for stock options outstanding	25,132,636	20,643,197	32,879,357
Weighted average number of equity shares used in computing diluted earnings per equity share	2,386,107,471	2,357,347,259	2,341,922,293